STOCK OPTIONS AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2022
Stock Options And Contributed Surplus
SCHEDULE OF STOCK OPTIONS OUTSTANDING

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2020	5,326,034	$4.30
Expired/cancelled	(828,794)	10.20
Exercised	(330,284)	2.40
Granted	947,493	3.60

Balance, December 31, 2020	5,114,449	3.30
Expired/cancelled	(166,438)	3.40
Exercised	(1,001,519)	3.00
Granted	1,013,125	8.50

Balance, December 31, 2021	4,959,617	4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32

Balance, December 31, 2022	6,741,825	$4.10

SCHEDULE OF STOCK OPTIONS ASSUMPTIONS

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2022	2021	2020

Weighted average exercise price	$3.32	$8.50	$3.60
Weighted average risk-free interest rate	1.80% - 3.48%	0.80% - 1.48%	0.52% - 1.52%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	83.51%	90.68%	94.77%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$3.32	$8.50	$3.60
Share price on the various grant dates:	$2.72 - $6.71	$6.20 - $9.50	$2.20 - $3.90
Weighted average fair value	$2.70	$7.50	$3.00

SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2022 are as follows:

Options Outstanding				Options Exercisable

		Historical	Weighted		Historical
		Weighted	Average		Weighted
		Average	Remaining		Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.85 - $2.00	7,000	$2.00	5.59	7,000	$2.00
$2.01 - $2.84	2,197,179	$2.48	7.04	1,314,750	$2.36
$2.85 - $9.15	4,537,646	$4.61	7.69	2,510,644	$4.38

	6,741,825	$4.10	7.48	3,832,394	$3.68